Trade payables - Components of trade payables (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2024	Jun. 30, 2023
Disclosure of operating segments [line items]
Total	R$ 3,845,133	R$ 2,578,248
Current	3,844,541	2,575,701
Non-current	592	2,547
Brazil Ag Retail
Disclosure of operating segments [line items]
Total	3,436,115	2,268,420
Colombia
Disclosure of operating segments [line items]
Total	R$ 409,018	R$ 309,828